PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant, and Equipment	Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2023
Net of accumulated depreciation	$6,749	$14,000	$5,072	$25,821
Additions[5]	81	550	2,606	3,237
Capitalized interest	—	—	42	42
Disposals[6]	(180)	(108)	(39)	(327)
Depreciation	(902)	(1,143)	—	(2,045)
Impairment charges	(44)	(268)	—	(312)
Transfers[8]	1,211	1,312	(2,523)	—
At December 31, 2023	$6,915	$14,343	$5,158	$26,416

At December 31, 2023
Cost	$19,121	$34,622	$17,113	$70,856
Accumulated depreciation and impairments	(12,206)	(20,279)	(11,955)	(44,440)
Net carrying amount – December 31, 2023	$6,915	$14,343	$5,158	$26,416

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2022
Cost	$17,237	$31,824	$15,876	$64,937
Accumulated depreciation and impairments	(10,701)	(17,339)	(11,943)	(39,983)
Net carrying amount – January 1, 2022	$6,536	$14,485	$3,933	$24,954
Additions[5]	30	(139)	2,977	2,868
Capitalized interest	—	—	29	29
Acquisitions[7]	—	—	744	744
Disposals	(4)	(1)	—	(5)
Depreciation	(966)	(1,229)	—	(2,195)
Impairment charges	(120)	(442)	(12)	(574)
Transfers[8]	1,273	1,326	(2,599)	—
At December 31, 2022	$6,749	$14,000	$5,072	$25,821

At December 31, 2022
Cost	$18,469	$33,046	$17,027	$68,542
Accumulated depreciation and impairments	(11,720)	(19,046)	(11,955)	(42,721)
Net carrying amount – December 31, 2022	$6,749	$14,000	$5,072	$25,821
[1]Additions include $9 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2023 (2022: $30 million). Depreciation includes depreciation for leased right-of-use assets of $17 million for the year ended December 31, 2023 (2022: $20 million). The net carrying amount of leased right-of-use assets was $53 million as at December 31, 2023 (2022: $61 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Includes the transfer of Porgera to equity accounting method investment. Refer to note 4 for further information.
[7]Relates to the Reko Diq reconstitution. Refer to note 4 for further information.
[8]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
a)   Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2023	Carrying amount at Dec. 31, 2022
Construction-in-progress[1]	$2,694	$2,553
Acquired mineral resources and exploration potential	62	139
Projects
Pascua-Lama	726	727
Norte Abierto	678	670
Reko Diq	746	744
Donlin Gold	252	239
	$5,158	$5,072
[1]Represents assets under construction at our operating minesites.

b)   Changes in Gold and Copper Mineral Life of Mine Plan
As part of our annual business cycle, we prepare updated estimates of proven and probable gold and copper mineral reserves and the portion of resources considered probable of economic extraction for each mineral property. This forms the basis for our LOM plans. We prospectively revise calculations of amortization expense for property, plant and equipment amortized using the UOP method, where the denominator is our LOM ounces. The effect of changes in our LOM on amortization expense for 2023 was an $31 million decrease (2022: $80 million decrease).

c)   Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had commitments of approximately $258 million at December 31, 2023 (2022: $399 million) for construction activities at our sites and projects.

d)   Other Lease Disclosure
The Company leases various buildings, plant and equipment as part of the normal course of operations. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Refer to note 25 for a lease maturity analysis. Included in net income for 2023 are short-term payments and variable lease payments not included in the measurement of lease liabilities of $12 million (2022: $6 million) and $94 million (2022: $88 million), respectively.